Share Capital & Share Premium	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Capital Share Premium [Abstract]
Share Capital & Share Premium
20	Share Capital & Share Premium

Authorized	No. of Shares	USD
Ordinary shares	450,000,000	450,000,000

Share Capital
As at 31 December 2021	88,035,353	8,804
As at 30 June 2022	88,035,353	8,804

Ordinary shares held in escrow (20,000,000 shares held by BPGIC and 1,552,500 shares held by the original founders of Twelve Seas) have been excluded from the share capital in the table above. These shares will be released upon the satisfaction of certain financial milestones and share price targets below the release or forfeiture of these shares in the future will not have an effect on the equity of the Group.

One-half (½) of the Escrow Property shall become vested and no longer subject to forfeiture, and be released to the seller, in the event that either: (a) the Annualized EBITDA (as defined in the Escrow Agreement) for any full fiscal quarter during the Escrow Period (beginning with the first full fiscal quarter beginning after the Closing) (an “Escrow Quarter”) equals or exceeds USD 175,000,000 or (b) at any time during the Escrow Period, the closing price of the Brooge Energy Limited ordinary shares equals or exceeds $12.50 per share (subject to equitable adjustment) for any ten (10) Trading Days (as defined in the Escrow Agreement) within any twenty

(20) Trading Day period during the Escrow Period.

All Escrow Property remaining in the Escrow Account shall become vested and no longer subject to forfeiture, and be released to the seller, in the event that either: (a) the Annualized EBITDA for any Escrow Quarter equals or exceeds $250,000,000 or (b) at any time during the Escrow Period, the closing price of the Brooge Energy Limited ordinary shares equals or exceeds $14.00 per share (subject to equitable adjustment) for any ten (10) Trading Days within any twenty (20) Trading Day period during the Escrow Period. The Escrow Period represents the period commencing from the closing until the end of the twentieth (20th) fiscal quarter after the commencement date of the first full fiscal quarter beginning after the closing.

Share Premium

As at January 01	101,777,058	101,777,058
As at June 30 / December 31	101,777,058	101,777,058

25	Share Capital & Share Premium

Authorized	No. of Shares	USD
Ordinary shares	450,000,000	450,000,000

Share Capital	No. of Shares	USD
As at 31 December 2021	88,035,353	8,804
As at 31 December 2022	88,035,353	8,804

Ordinary shares held in escrow (20,000,000 shares held by BPGIC and 1,552,500 shares held by the original founders of Twelve Seas) have been excluded from the share capital in the table above. These shares will be released upon the satisfaction of certain financial milestones and share price targets below the release or forfeiture of these shares in the future will not have an effect on the equity of the Group.

One-half (½) of the Escrow Property shall become vested and no longer subject to forfeiture, and be released to the seller, in the event that either: (a) the Annualized EBITDA (as defined in the Escrow Agreement) for any full fiscal quarter during the Escrow Period (beginning with the first full fiscal quarter beginning after the Closing) (an “Escrow Quarter”) equals or exceeds USD 175,000,000 or (b) at any time during the Escrow Period, the closing price of the Brooge Energy Limited ordinary shares equals or exceeds $12.50 per share (subject to equitable adjustment) for any ten (10) Trading Days (as defined in the Escrow Agreement) within any twenty (20) Trading Day period during the Escrow Period.

All Escrow Property remaining in the Escrow Account shall become vested and no longer subject to forfeiture, and be released to the seller, in the event that either: (a) the Annualized EBITDA for any Escrow Quarter equals or exceeds $250,000,000 or (b) at any time during the Escrow Period, the closing price of the Brooge Energy Limited ordinary shares equals or exceeds $14.00 per share (subject to equitable adjustment) for any ten (10) Trading Days within any twenty (20) Trading Day period during the Escrow Period. The Escrow Period represents the period commencing from the closing until the end of the twentieth (20th) fiscal quarter after the commencement date of the first full fiscal quarter beginning after the closing.

(Figures in USD)	2022	2021

Share Premium
As at January 01	101,777,058	101,777,058
As at December 31	101,777,058	101,777,058

25	Share Capital & Share Premium

	No. of Shares	USD
Ordinary shares	450,000,000	450,000,000
Share Capital
As at January 01, 2020	88,035,253	8,804
Conversion of 100 warrants into ordinary shares at 1 for 1	100	0.01
As at 31 December 2020	88,035,353	8,804
As at 31 December 2021	88,035,353	8,804

Ordinary shares held in escrow (20,000,000 shares held by BPGIC and 1,552,500 shares held by the original founders of Twelve Seas) have been excluded from the share capital in the table above. These shares will be released upon the satisfaction of certain financial milestones and share price targets below the release or forfeiture of these shares in the future will not have an effect on the equity of the Group.

One-half (½) of the Escrow Property shall become vested and no longer subject to forfeiture, and be released to the seller, in the event that either: (a) the Annualized EBITDA (as defined in the Escrow Agreement) for any full fiscal quarter during the Escrow Period (beginning with the first full fiscal quarter beginning after the Closing) (an “Escrow Quarter”) equals or exceeds USD 175,000,000 or (b) at any time during the Escrow Period, the closing price of the Brooge Energy Limited ordinary shares equals or exceeds $12.50 per share (subject to equitable adjustment) for any ten (10) Trading Days (as defined in the Escrow Agreement) within any twenty (20) Trading Day period during the Escrow Period.

All Escrow Property remaining in the Escrow Account shall become vested and no longer subject to forfeiture, and be released to the seller, in the event that either: (a) the Annualized EBITDA for any Escrow Quarter equals or exceeds $250,000,000 or (b) at any time during the Escrow Period, the closing price of the Brooge Energy Limited ordinary shares equals or exceeds $14.00 per share (subject to equitable adjustment) for any ten (10) Trading Days within any twenty (20) Trading Day period during the Escrow Period. The Escrow Period represents the period commencing from the closing until the end of the twentieth (20th) fiscal quarter after the commencement date of the first full fiscal quarter beginning after the closing.

Share Premium

As at January 01	101,777,058	101,775,834
Conversion of 100 warrants in ordinary shares at 1 for 1	Nil	1,224
As at December 31	101,777,058	101,777,058

26	Share Capital & Share Premium

	No. of Shares	USD
Ordinary shares	450,000,000	450,000,000

Share Capital

Conversion of 100 BPGIZ FZE ordinary shares at 1 for 1 million to the legal acquirer, Brooge Energy (Note 1)
Cash election	80,000,000	8,000
Changes in share capital due to business combination (Note 31)	(1,281,695)	(128)
As at December 31, 2019	9,316,948	932
	88,035,253	8,804
Changes in share capital due to reverse acquisition transaction
	(30,000)	(3)
Conversion of 100 warrants into ordinary shares at 1 for 1
As at 31 December 2020	100	0.01
	88,035,353	8,804

Note 1: Ordinary shares held in escrow (20,000,000 shares held by BPGIC and 1,552,000 shares held by the original founders of Twelve Seas) have been excluded from the share capital in the table above. Additional information on escrow shares are included in Note 31.

	2020	2019
Share Premium	(Re-stated)	(Re-stated)

As at January 01	101,775,834	1,353,285
Conversion of 100 warrants in ordinary shares at 1 for 1	1,224	Nil
Ordinary shares issued on merger with Twelve Seas	Nil	114,022,421
Cash election	Nil	(13,599,872)
As at December 31	101,777,058	101,775,834

25	Share Capital & Share Premium

Authorized	No. of Shares	USD

Ordinary shares	450,000,000	450,000,000

Share Capital

Conversion of 100 BPGIZ FZE ordinary shares at 1 for 1 million to the legal acquirer, Brooge Energy (Note 1)	80,000,000	8,000
Cash election	(1,281,695)	(128)
Changes in share capital due to business combination (Note 30)	9,316,948	932
As at December 31, 2019	88,035,253	8,804

Note 1: Ordinary shares held in escrow (20,000,000 shares held by BPGIC FZE and 1,552,500 shares held by the original founders of Twelve Seas) have been excluded from the share capital in the table above. Additional information on escrow shares are included in Note 30.

Share Premium

As at January 01	1,353,285	Nil
Reverse acquisition adjustment	Nil	1,353,285
Ordinary shares issued on merger with Twelve Seas	114,022,421	Nil
Cash election	(13,599,872)	Nil
As at December 31	101,775,834	1,353,285

22	Share Capital

100 ordinary shares of USD 13,612.85 each	1,361,285	1,361,285
	1,361,285	1,361,285